Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Decommissioning Liabilities, Beginning of Year	$ 1,029	$ 1,847
Liabilities Incurred	8	20
Liabilities Acquired		944
Liabilities Settled	(44)	(70)
Liabilities Disposed (1)	(30)	(139)
Transfers (to) from Liabilities Related to Assets Held for Sale (Note 11)	149	(1,621)
Change in Estimated Future Cash Flows	(136)	(155)
Change in Discount Rate	(165)	76
Unwinding of Discount on Decommissioning Liabilities	63	128
Foreign Currency Translation	1	(1)
Decommissioning Liabilities, End of Year	$ 875	$ 1,029